Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of Detailed Information about Financial Instruments
The Group holds the following financial instruments:

	Section	12/31/2020	12/31/2019
Financial assets

Trade receivables	(a)	75,523	74,769
Other financial assets at amortized cost	(b)	474	817
Cash and cash equivalents	(d)	83,449	3,896
Financial assets at fair value through profit or loss (FVPL)	(c)	39,849	110,108

		199,295	189,590

Financial liabilities

Liabilities at amortized cost	(e)	167,591	68,976
Lease liabilities	(e)	106,199	102,891

		273,790	171,867

Disclosure of Trade Receivables from Contract with Customers
a) Trade receivables

	12/31/2020	12/31/2019
Current assets
Trade receivables from contracts with customers	48,127	58,898
Loss allowance	(149)	(90)

Non-current assets
Trade receivables from contracts with customers	27,545	15,961

	75,523	74,769

Disclosure of Loss Allowance for Trade Receivables
The loss allowances for trade receivables as at 31 December reconcile to the opening loss allowances as follows:

	2020	2019
Opening loss allowance at 1 January	(90)	(190)
Increase in trade receivable allowance recognized in profit or loss	(59)	(69)

Write-off	—	169

Closing loss allowance at 31 December	(149)	(90)

Disclosure Details of Prepayment to Employees	b) Other financial assets at amortized cost Financial assets at amortized cost include the following debt instruments:

	12/31/2020	12/31/2019

Prepayments to employees (Note 6 (i))	474	817

Disclosure of Financial Instruments at Fair Value through Profit or (Loss)
Financial assets measured at FVPL include the following categories:

	12/31/2020	12/31/2019
Current assets	8,253	85,944

Real estate listed funds	—	445
Mutual funds	8,253	84,665
Public equities funds	—	834

Non-current assets	31,596	24,164

Private equity funds	31,596	24,164

Disclosure of Components of Mutual Fund Investments Financial Assets at Fair Value through Profit or (Loss)
The following tables demonstrate the funds invested included in each category mentioned above.

Mutual funds	12/31/2020	12/31/2019

Vinci Multiestratégia FIM (i)	—	21,074
Vinci Valorem FIM	—	826
Vinci Selection FIC de FIM	—	537
Vinci Selection FIM	—	526
FI Vinci Renda Fixa CP (ii)	8,253	61,227
Vinci Atlas FIC de FIM	—	475

	8,253	84,665
(i) Vinci Multiestratégia FIM is focused to seek return to its quotaholders through investments in various classes of financial assets available in the fixed income, variable income, foreign exchange, derivatives and quotas of other investment funds, traded in the domestic and foreign markets, without the commitment to concentration in any specific class. In 2019, the fund’s portfolio was composed primarily by Brazilian Government Bonds.
(ii) FI Vinci Renda Fixa CP is focused to seek return to its quotaholders through investments in various classes of financial assets available in the fixed income, derivatives and quotas of other investment funds, traded in the domestic markets, without exposition to variable income assets, foreign markets and leverage. As of December 2020, and 2019, the fund’s portfolio is composed primarily by Brazilian Government Bonds.

Disclosure Details of Public Equity Funds and Real Estate Funds Current Financial Assets at Fair Value through Profit or (Loss)

Public equities funds	12/31/2020	12/31/2019

Vinci Mosaico FIA	—	834

	—	834

Real Estate funds	12/31/2020	12/31/2019

Vinci Shopping Centers FII	—	391
Vinci Offices FII (*)	—	54

	—	445

(*)	Vinci Office FII became a listed Fund since November 2019.

Disclosure Details of Private Equity Funds Non-current Financial Assets at Fair Value through Profit or (Loss)

Private Equity	12/31/2020	12/31/2019

Vinci Capital Partners III Feeder FIP Multiestratégia	768	590
Vinci Infra Coinvestimento I FIP - Infraestrutura (i)	21,218	16,669
Vinci Infra Transmissão FIP - Infraestrutura (i)	6,128	4,875
Nordeste III FIP Multiestratégia	2,652	2,030
Vinci Impacto Ret IV FIP Multiestratégia	830	—

	31,596	24,164

(i)
These funds are focused in acquisition of shares, share bonuses subscriptions, debentures convertible or not into shares, or other securities issued by publicly-held, publicly-traded or private corporations, that develop new projects of infrastructure in the development sector and operations of electric power transmission lines, participating in the decision-making process of the investee, with effective influence. As of December 31, 2020, and 2019, these funds held investment in Linhas de Energia do Sertão Transmissora S.A. (“LEST”) and Água Vermelha Transmissora de Energia S.A.

Disclosure of Gains (Losses) Recognized During the Period on Financial Instruments
During the year, the following gains/(losses) were recognized in profit or loss:

	12/31/2020	12/31/2019	12/31/2018
Fair value gains (losses) on investments at FVPL recognized in finance income	9,066	20,244	7,130

Disclosure of Cash and Cash Equivalents
d) Cash and cash equivalents

Current assets	12/31/2020	12/31/2019
Cash and bank deposits	13,096	3,564
Certificate of deposit (i)	70,353	332

	83,449	3,896

For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, bank deposits held at financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Disclosure of Financial Liabilities Current and Non-current
e) Financial liabilities

	12/31/2020	12/31/2019
Current	187,386	86,681

Trade payables	1,039	326
Labor and social security obligations (Note 12)	40,724	30,948
Lease liabilities (i)	19,828	17,358
Accounts payable (Note 11)	125,795	37,669

Non-current	86,404	85,186

Lease liabilities (i)	86,371	85,153
Accounts payable (Note 11)	33	33

	273,790	171,867

(i)
As of 31 December 2020, and 2019, the Group leased offices with a carrying amount of R$ 106,199 and R$ 102,891, respectively, under leases expiring within five to ten years. The carrying amount of the lease liabilities comprises the net present value of the future cash expenditures up to the termination of the lease term.

Disclosure of Fair Value Measurement of Financial Assets based on Hierarchy
Fair value hierarchy

	On 31 December 2020
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate Deposits	—	70,353	—	70,353
Public equities funds	—	—	—	—
Mutual funds	—	8,253	—	8,253
Private equity funds	—	—	31,596	31,596

Total Financial Assets	—	78,606	31,596	110,202

	On 31 December 2019
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate Deposits	—	332	—	332
Public equities funds	—	834	—	834
Mutual funds	—	84,665	—	84,665
Real estate listed funds	445	—	—	445
Private equity funds	—	—	24,164	24,164

Total Financial Assets	445	85,831	24,164	110,440

Summary of Fair Value Measurements using Significant Unobservable Inputs (Level 3)
The following table presents the changes in level 3 items for the years ended 31 December 2020 and 2019:

Fair Value
Opening balance 1 January 2019	14,313
Purchases	6,110
Transfer between level 3 to 1	(90)
Sales and distributions	(12,972)
Gain recognized in finance income	16,803

Closing balance 31 December 2019	24,164
Purchases	1,748
Sales and distributions	(778)
Gain recognized in finance income	6,462

Closing balance 31 December 2020	31,596

Summary of Valuation Inputs and Relationships to Fair Value
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair value at		Valuation Technique	Unobservable inputs	Value input	Reasonable possible shift +/-	2019 Gain / (Losses)	2020 Gain / (Losses)	Possible shift in Gain and losses
	12/31/2020	12/31/2019
Vinci Infra Coinvestimento I FIP – Infraestrutura	21,218	16,669	Discounted cash flow	Discount rate	7.99%	0.5% / 1%	12,870	4,548	Lower discount rate in 50 basis points would increase fair value by R$ 1,095 (R$ 559 – 2019) and higher discount rate in 100 basis points would decrease fair value by R$ 1,920 (1,992 – 2019)
Vinci Infra Transmissão FIP - Infraestrutura	6,128	4,875	Discounted cash flow	Discount rate	7.99%	0.5% / 1%	3,499	1,253	Lower discount rate in 50 basis points would increase fair value by R$ 656 (R$ 163 – 2019) and higher discount rate in 100 basis points would decrease fair value by R$ 682 (R$ 583 – 2019)
Nordeste III FIP Multiestratégia	2,652	2,030	Discounted cash flow	Discount rate	16.50%	0.5% / 1%	307	702	Lower discount rate in 50 basis points would increase fair value by R$ 9 and higher discount rate in 100 basis points would decrease fair value by R$ 18
Others	1,598	590	NAV Valuation	NAV	N/A	1% / 2%	128	(41)	Increased NAV in 100 basis points would increase fair value by R$ 26 (R$ 26 – 2019) and lower NAV in 200 basis points would decrease fair value by R$ 52 (R$ 52 – 2019)